Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [Abstract]
BORROWINGS
13.	BORROWINGS

	As of December 31,
	2021	2020
Current portion of long-term borrowings	$933,110	$494,994
Long-term borrowings	859,120	993,869
Borrowings from financial institutions	$1,792,230	$1,488,863

The Company maintains borrowings with one financial institution. The borrowings are used for working capital purposes to support its business operations in Thailand. For the year ended December 31, 2021, the Company borrowed four bank loans carrying interests at the rates of 4.47, 2%, 2%, and 4.22%, respectively. For the year ended December 31, 2020, the Company borrowed five bank loans carrying interests at the rates of MLR minus 1%, MLR minus 1%, MLR minus 1%, 2%, and 2%, respectively. Borrowings are due to mature and repayable on June 30, 2023, May 31, 2022, April 7, 2025 and February 16, 2022. For the years ended December 31, 2021, 2020 and 2019, interest expense was $78,353 and $82,779 and $81,191, respectively.

As of December 31, 2021, the Company has unused bank overdraft availability of approximately $300,000.

As of December 31, 2020, the Company has unused bank overdraft availability of approximately $330,000 and unused trust receipts availability of approximately $1,700,000.